INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTES RECEIVABLE, RELATED PARTY (Details Narrative)			6 Months Ended		12 Months Ended
	Feb. 20, 2024 USD ($)	Feb. 20, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 20, 2024 SGD ($)	Mar. 21, 2022
Schedule of Equity Method Investments [Line Items]
Impairment expenses			$ 42,328
Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions			750,000
Equity method investment			868,593
Equity method unrealized gain loss on investment			118,593
Convertible Note Receivable Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment			42,328	$ 0	$ 368,299	$ 0
Ownership interest percentage					100.00%
Convertible Note Receivable Related Party [Member] | Sharing Services Global Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions			750,000
Equity method investment			868,593
Equity method unrealized gain loss on investment			15,835
Equity method unrealized gain loss on investment			118,593
Convertible Note Receivable Related Party [Member] | Sharing Services Global Corporation [Member] | Additional Paid-in Capital [Member]
Schedule of Equity Method Investments [Line Items]
Equity method unrealized gain loss on investment			$ 134,428
Ketomei Pte. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment additions	$ 312,064	$ 420,000
Ownership interest percentage	38.41%						38.41%	28.00%
Additional ownership interest percentage	55.65%						55.65%
Ketomei [Member] | Convertible Debt [Member]
Schedule of Equity Method Investments [Line Items]
Convertible loan amount	$ 312,064						$ 420,000
Convertible loan amount	$ 312,064						$ 420,000
Investment In Associate Related Party [Member]
Schedule of Equity Method Investments [Line Items]
Impairment					$ 155,369	$ 0